U.S. BANK GLOBAL FUND SERVICES
615 E. Michigan Street
Milwaukee, WI  53202

October 29, 2019

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:	MANAGED PORTFOLIO SERIES (the “Trust”)
Securities Act Registration No: 333-172080
Investment Company Registration No: 811-22525
Tortoise Select Opportunity Fund (Series ID S000042204)

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust  is post-effective amendment No. 442 to the Turst’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed on behalf of the Tortoise Select Opportunity Fund (the “Fund”) to add a sub-adviser for the Fund, make certain revisions to the principal investment strategies of the Fund and change the name of the Fund to the Tortoise Energy Evolution Fund.

The Trust anticipates that this filing shall become effective on December 28, 2019; pursuant to Rule 485(a)(1) of the 1933 Act.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

The Trust also plans to file a DEF 14A proxy statement on behalf of the Fund in November in order to seek approval by shareholders of the Fund of the sub-advisory agreement between Tortoise Capital Advisors, L.L.C. and Tortoise Advisors UK Limited.

If you have any questions or require further information, do not hesitate to contact me at (414) 765-6611.

Sincerely,

/s/ Thomas A. Bausch

Thomas A. Bausch, J.D.

Secretary of Managed Portfolio Series